Registration No. 333-163614

File No. 811-22363

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940	☒

Amendment No.22	☒

OPPENHEIMER STEELPATH MLP FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI SteelPath, Inc.

225 Liberty Street, 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of April, 2015.

OPPENHEIMER STEELPATH MLP FUNDS TRUST
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz
President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	April 16, 2015
Sam Freedman	Board of Trustees

Arthur P. Steinmetz*	President and	April 16, 2015
Arthur P. Steinmetz	Principal Executive Officer

William F. Glavin, Jr.*	Trustee	April 16, 2015
William F. Glavin, Jr.

Brian W. Wixted*	Treasurer, Principal	April 16, 2015
Brian W. Wixted	Financial & Accounting Officer

Jon S. Fossel*	Trustee	April 16, 2015
Jon S. Fossel

Richard F. Grabish*	Trustee	April 16, 2015
Richard F. Grabish

Beverly L. Hamilton*	Trustee	April 16, 2015
Beverly L. Hamilton

Victoria J. Herget*	Trustee	April 16, 2015
Victoria J. Herget

Robert J. Malone*	Trustee	April 16, 2015
Robert J. Malone

F. William Marshall, Jr.*	Trustee	April 16, 2015
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	April 16, 2015
Karen L. Stuckey

James D. Vaughn*	Trustee	April 16, 2015
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document